SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0000925858
      CCC   mpgibw$7
      FILE-NUMBER  33-56793
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-56793
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 6
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 775           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 775
California Insured Trust 238                           20,056.908 Units
Florida Insured Trust 203                              24,637.008 Units
Pennsylvania Insured Trust 192                         26,866.171 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                    California Insured   Florida Insured       Pennsylvania

                                                        Trust 238           Trust 203       Insured Trust 192

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,045,000      $    2,480,000      $    2,595,000

Number of Units..................................       20,056.908          24,637.008          25,795.171

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  20,056.908      1/  24,637.008      1/  25,795.171

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    2,157,977      $    2,616,057      $    2,790,472

    Plus Sales Charge <F1>.......................   $       93,968      $      120,498      $       72,008

      Total......................................   $    2,251,945      $    2,736,555      $    2,862,480

    Divided by Number of Units...................   $    112.28         $    111.07         $    110.97

    Plus Cash Per Unit <F2>......................   $(     0.63)        $(     0.08)        $      0.04

    Public Offering Price Per Unit <F3>..........   $    111.65         $    110.99         $    111.01

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    106.96         $    106.10         $    108.22

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    106.96         $    106.10         $    108.22

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      4.69         $      4.89         $      2.79

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      4.69         $      4.89         $      2.79

    Par Value Per Unit <F4>......................   $    102.07         $    101.26         $    101.03

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      6.0942       $      6.1214       $      6.4825

    Less Estimated Annual Expense................   $      0.2409       $      0.2303       $      0.2376

    Net Annual Interest Income...................   $      5.8533       $      5.8911       $      6.2449

Daily Rate of Accrual Per Unit...................   $      0.01626      $      0.01636      $      0.01735

Trustee's Annual Fee per $1000 principal (6).....   $      1.8881       $      1.8446       $      1.7965

Estimated Current Return <F5>....................          5.24%               5.31%               5.63%

Estimated Long Term Return <F5>..................          3.94%               4.15%               3.66%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the California Insured

Trust 238, Florida Insured Trust 203 and Pennsylvania Insured Trust 192,

respectively, $111.65, $110.99 and $111.01, accrued interest to the settlement date of $.12, $.12 and $.10, for a total price of $111.77, $111.11 and

$111.11, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for California Insured Trust 238, Florida Insured Trust 203

and Pennsylvania Insured Trust 192 will be $1.5681,$1.5246 and $1.4765, under the quarterly distribution option and $1.3781,$1.3346 and $1.2865, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 21, 1994

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 238

                                   (Series 775)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,846,210) (Note 1) ............... $   2,125,168

     Accrued interest receivable ................................        42,066

                                                                  --------------



               Total assets ..................................... $   2,167,234

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      42,825

     Accrued trustee and evaluator fees .........................           626

                                                                  --------------



               Total liabilities ................................ $      43,451

                                                                  --------------



               Net assets, applicable to 20,057 units of

                 fractional undivided interest outstanding ...... $   2,123,783

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,358,381

       Less initial underwriting commission (Note 1) ............  (    164,546)

                                                                  --------------

                                                                  $   3,193,835

     Less cost of 14,943 units redeemed .........................  (  1,573,895)

                                                                  --------------

                                                                  $   1,619,940

     Undistributed net investment income ........................        11,275

     Unrealized appreciation (depreciation) of investments ......       278,958

     Accumulated net realized gain (loss) from

       investment transactions ..................................       213,610

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,123,783

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      14,034        $     105.33    $       .56    $     105.89

     Quarterly................       5,559              105.33            .56          105.89

     Semi-Annual..............         464              105.33            .56          105.89

                                ---------------  ============  ==============  ===========

                                    20,057

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        CALIFORNIA INSURED TRUST 238

                                                (Series 775)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       127,887   $       141,983   $       168,956

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,078   $         4,447   $         5,283

    Evaluator fees ..................................              361               401               474

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,439   $         4,848   $         5,757

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       123,448   $       137,135   $       163,199

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        11,331   $       111,839   $        12,273

    Net change in unrealized appreciation or

      depreciation of investments ...................           40,570    (      263,799)           67,948

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        51,901   $(      151,960)  $        80,221

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       175,349   $(       14,825)  $       243,420

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       123,448   $       137,135   $       163,199

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           11,331           111,839            12,273

  Net change in unrealized appreciation or

    depreciation of investments .....................           40,570    (      263,799)           67,948

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       175,349   $(       14,825)  $       243,420

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      123,860)  $(      140,088)  $(      163,682)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      123,860)  $(      140,088)  $(      163,682)

                                                       ----------------  ----------------  ----------------



Redemption of 1,362, 5,940 and

    886 units, respectively .........................  $(      142,055)  $(      647,365)  $(       96,240)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       90,566)  $(      802,278)  $(       16,502)



Net assets at beginning of year .....................        2,214,349         3,016,627         3,033,129

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $11,275,$11,689 and $14,640,respectively) ..........  $     2,123,783   $     2,214,349   $     3,016,627

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 238

                                                            (Series 775)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$     20,000        State of California, Various Purpose General         2004 at 102         AAA        Aaa     $     20,948

                     Obligation Bonds, 6.000% Due 8/1/2015.



      25,000        State of California, Various Purpose General         2004 at 102         AAA        Aaa           26,594

                     Obligation Bonds, 6.000% Due 8/1/2015. (Escrow

                     Secured To Optional Redemption Date.)



     475,000        California Statewide Communities Development         2003 at 102         AAA        Aaa          474,131

                     Authority, Certificates of Participation, Sutter

                     Health Obligated Group, 5.500% Due 8/15/2023.



     235,000        California Statewide Communities Development         2003 at 102         AAA        Aaa          234,553

                     Authority, Certificates of Participation, Catholic

                     Healthcare West Obligated Group, 5.500% Due

                     7/1/2023.



     270,000        State Public Works Board of the State of             2004 at 102         AAA        Aaa          296,895

                     California, Lease Revenue Bonds (Department of

                     Corrections), 1994 Series A (California State

                     Prison-Monterey County (Soledad II)), 6.875% Due

                     11/1/2014. (Escrow Secured To Optional Redemption

                     Date.)



     280,000        City of Fresno, California, Health Facility Revenue  2003 at 102         AAA        Aaa          288,361

                     Refunding Bonds, Series 1993A (Holy Cross Health

                     System Corporation), 5.625% Due 12/1/2013.



     275,000        The City of Los Angeles, California, Wastewater      2003 at 102         AAA        Aaa          278,168

                     System Revenue Bonds, Refunding Series 1993-A,

                     5.700% Due 6/1/2020.



     385,000        County of San Diego (California), Certificates of    2004 at 102         AAA        Aaa          419,173

                     Participation (1994 Inmate Reception Center and

                     Cooling Plant Financing), 6.750% Due 8/1/2014.

                     (Escrow Secured To Optional Redemption Date.)



      80,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa           86,345

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,045,000                                                                                                    $  2,125,168

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 238

                                                            (Series 775)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Health Care

Facility Revenue,  3; Water And/or Sewer Revenue,  1 .



Approximately 48% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in California and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            FLORIDA INSURED TRUST 203

                                   (Series 775)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,302,056) (Note 1) ............... $   2,570,752

     Accrued interest receivable ................................        56,766

                                                                  --------------



               Total assets ..................................... $   2,627,518

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      44,370

     Accrued trustee and evaluator fees .........................           763

                                                                  --------------



               Total liabilities ................................ $      45,133

                                                                  --------------



               Net assets, applicable to 24,637 units of

                 fractional undivided interest outstanding ...... $   2,582,385

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,431,099

       Less initial underwriting commission (Note 1) ............  (    168,109)

                                                                  --------------

                                                                  $   3,262,990

     Less cost of 10,363 units redeemed .........................  (  1,093,709)

                                                                  --------------

                                                                  $   2,169,281

     Undistributed net investment income ........................        13,694

     Unrealized appreciation (depreciation) of investments ......       268,696

     Accumulated net realized gain (loss) from

       investment transactions ..................................       130,714

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,582,385

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      20,696        $     104.26    $       .56    $     104.82

     Quarterly................         750              104.26            .56          104.82

     Semi-Annual..............       3,191              104.26            .56          104.82

                                ---------------  ============  ==============  ===========

                                    24,637

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         FLORIDA INSURED TRUST 203

                                                (Series 775)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       152,960   $       167,048   $       180,746

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,616   $         4,945   $         5,431

    Evaluator fees ..................................              428               465               502

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,044   $         5,410   $         5,933

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       147,916   $       161,638   $       174,813

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        17,479   $        13,328   $        40,363

    Net change in unrealized appreciation or

      depreciation of investments ...................           16,299    (      193,106)           44,218

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        33,778   $(      179,778)  $        84,581

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       181,694   $(       18,140)  $       259,394

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       147,916   $       161,638   $       174,813

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           17,479            13,328            40,363

  Net change in unrealized appreciation or

    depreciation of investments .....................           16,299    (      193,106)           44,218

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       181,694   $(       18,140)  $       259,394

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      148,572)  $(      162,194)  $(      176,423)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      148,572)  $(      162,194)  $(      176,423)

                                                       ----------------  ----------------  ----------------



Redemption of 2,027, 1,045 and

    2,931 units, respectively .......................  $(      207,225)  $(      111,725)  $(      318,915)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      174,103)  $(      292,059)  $(      235,944)



Net assets at beginning of year .....................        2,756,488         3,048,547         3,284,491

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,694,$14,350 and $14,906,respectively) ..........  $     2,582,385   $     2,756,488   $     3,048,547

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 203

                                                            (Series 775)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    455,000        State Board of Education of Florida, Public          2004 at 101         AAA        Aaa     $    458,235

                     Education Capital Outlay Bonds, 1993 Series E,

                     (General Obligation Bonds.) 5.800% Due 6/1/2024.



     100,000        The School District of Dade County, Florida,         2003 at 101         AAA        Aaa           98,615

                     General Obligation School Bonds, Series 1994,

                     5.000% Due 8/1/2014.



     500,000        Hillsborough County Industrial Development           2004 at 102         AAA        Aaa          518,105

                     Authority (Florida), Pollution Control Revenue

                     Refunding Bonds (Tampa Electric Company Project),

                     Series 1994, 6.250% Due 12/1/2034.



     315,000        Lee County, Florida, Capital and Transportation      2003 at 102         AAA        Aaa          314,849

                     Facilities Refunding Revenue Bonds, Series 1993A,

                     5.600% Due 10/1/2021.



     265,000        Sarasota County, Florida, Utility System Revenue     2004 at 102         AAA        Aaa          286,330

                     Bonds, Series 1994, 6.500% Due 10/1/2022. (Escrow

                     Secured To Optional Redemption Date.)



     250,000        South Broward Hospital District (Florida), Hospital  2003 at 102         AAA        Aaa          245,978

                     Revenue and Refunding Revenue Bonds, Series 1993,

                     5.500% Due 5/1/2028.



     500,000        City of Tampa, Florida, Allegany Health System       2004 at 102         AAA        Aaa          546,105

                     Revenue Bonds, St. Joseph's Hospital, Inc. Issue,

                     Series 1994, 6.700% Due 12/1/2018. (Escrow Secured

                     To Optional Redemption Date.)



      95,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa          102,535

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,480,000                                                                                                    $  2,570,752

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     FLORIDA INSURED TRUST 203

                                                            (Series 775)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Power Revenue,  1; Health Care Facility Revenue,  1 .



Approximately 20% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Florida and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  13
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          PENNSYLVANIA INSURED TRUST 192

                                   (Series 775)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,605,306) (Note 1) ............... $   2,857,718

     Accrued interest receivable ................................        47,308

                                                                  --------------



               Total assets ..................................... $   2,905,026

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      31,024

     Accrued trustee and evaluator fees .........................           793

                                                                  --------------



               Total liabilities ................................ $      31,817

                                                                  --------------



               Net assets, applicable to 26,866 units of

                 fractional undivided interest outstanding ...... $   2,873,209

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,566,789

       Less initial underwriting commission (Note 1) ............  (    174,757)

                                                                  --------------

                                                                  $   3,392,032

     Less cost of 8,134 units redeemed ..........................  (    877,968)

                                                                  --------------

                                                                  $   2,514,064

     Undistributed net investment income ........................        15,145

     Unrealized appreciation (depreciation) of investments ......       252,412

     Accumulated net realized gain (loss) from

       investment transactions ..................................        91,588

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,873,209

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      20,059        $     106.38    $       .56    $     106.94

     Quarterly................       1,882              106.38            .56          106.94

     Semi-Annual..............       4,925              106.38            .56          106.94

                                ---------------  ============  ==============  ===========

                                    26,866

                                ===============







See accompanying notes to financial statements.



      PAGE  14
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       PENNSYLVANIA INSURED TRUST 192

                                                (Series 775)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       178,632   $       185,126   $       197,305

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         5,317   $         5,511   $         5,973

    Evaluator fees ..................................              472               490               521

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,789   $         6,001   $         6,494

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       172,843   $       179,125   $       190,811

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        10,617   $        26,857   $        12,717

    Net change in unrealized appreciation or

      depreciation of investments ...................            1,298    (      214,497)           65,109

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        11,915   $(      187,640)  $        77,826

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       184,758   $(        8,515)  $       268,637

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       172,843   $       179,125   $       190,811

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           10,617            26,857            12,717

  Net change in unrealized appreciation or

    depreciation of investments .....................            1,298    (      214,497)           65,109

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       184,758   $(        8,515)  $       268,637

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      173,272)  $(      180,267)  $(      191,383)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      173,272)  $(      180,267)  $(      191,383)

                                                       ----------------  ----------------  ----------------



Redemption of 1,202, 1,862 and

    987 units, respectively .........................  $(      127,326)  $(      208,618)  $(      110,089)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      115,840)  $(      397,400)  $(       32,835)



Net assets at beginning of year .....................        2,989,049         3,386,449         3,419,284

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,145,$15,574 and $16,717,respectively) ..........  $     2,873,209   $     2,989,049   $     3,386,449

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  15
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   PENNSYLVANIA INSURED TRUST 192

                                                            (Series 775)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    440,000        Pennsylvania Intergovernmental Cooperation           2005 at 100         AAA        Aaa     $    478,271

                     Authority, Special Tax Revenue Bonds (City of

                     Philadelphia Funding Program), Series of 1994,

                     6.750% Due 6/15/2021. (Escrow Secured To Optional

                     Redemption Date.)



     400,000        Dauphin County General Authority, Hospital Revenue   2003 at 102         AAA        Aaa          394,924

                     Bonds, HAPSCO Group, Inc. Tax-Exempt Loan Program

                     (The Western Pennsylvania Hospital Project), Fixed

                     Rate Bonds, 1993 Series A-1, 5.500% Due 7/1/2023.



     500,000        Lehigh County Industrial Development Authority       2002 at 102         AAA        Aaa          517,030

                     (Pennsylvania), Pollution Control Revenue

                     Refunding Bonds, 1992 Series A (Pennsylvania Power

                     & Light Company Project), 6.400% Due 11/1/2021.



     420,000        North Penn Water Authority (Montgomery County,       2004 at 101         AAA        Aaa          458,741

                     Pennsylvania), Water Revenue Bonds, Series of

                     1994, 7.000% Due 11/1/2024. (Escrow Secured To

                     Optional Redemption Date.)



     195,000        North Wales Water Authority (Montgomery County,      2004 at 100         AAA        Aaa          210,132

                     Pennsylvania), Water Revenue Bonds, Series of

                     1994, 6.750% Due 11/1/2017. (Escrow Secured To

                     Optional Redemption Date.)



     100,000        Northampton County Higher Education Authority        2004 at 102         AAA        Aaa          102,447

                     (Pennsylvania), University Revenue Bonds, Series

                     of 1994 (Lehigh University), 6.000% Due

                     10/15/2019.



     265,000        Wayne County Hospital and Health Facilities          2004 at 100         AAA        Aaa          280,635

                     Authority, Wayne County, Pennsylvania, County

                     Guaranteed Hospital Revenue Bonds, Series of 1994

                     (Wayne Memorial Hospital Project), 6.375% Due

                     7/1/2024. (Escrow Secured To Optional Redemption

                     Date.)





      PAGE  16






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   PENNSYLVANIA INSURED TRUST 192

                                                            (Series 775)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    385,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa     $    415,538

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,705,000                                                                                                    $  2,857,718

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on five Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Education

Revenue,  1; Power Revenue,  1; Health Care Facility Revenue,  1.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Pennsylvania and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  17
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  18
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 775:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 775 (comprising, California Insured Trust 238, Florida Insured Trust 203 and Pennsylvania Insured Trust
192), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 775, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  19
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  20
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 775
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE PA 192
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925858
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  775
   NAME  PENNSYLVANIA INSURED TRUST
   NUMBER  192
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,605,306
   INVESTMENTS-AT-VALUE     2,857,718
   RECEIVABLES        47,308
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,905,026
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        31,817
   TOTAL-LIABILITIES        31,817
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    26,866
   SHARES-COMMON-PRIOR    28,068
   ACCUMULATED-NII-CURRENT        15,145
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        91,588
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       252,412
   NET-ASSETS     2,873,209
   DIVIDEND-INCOME  0
   INTEREST-INCOME       178,632
   OTHER-INCOME  0
   EXPENSES-NET         5,789
   NET-INVESTMENT-INCOME       172,843
   REALIZED-GAINS-CURRENT        10,617
   APPREC-INCREASE-CURRENT         1,298
   NET-CHANGE-FROM-OPS       184,758
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       173,272
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     8,134
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -115,840
   ACCUMULATED-NII-PRIOR        15,574
   ACCUMULATED-GAINS-PRIOR        80,971
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE FL 203
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925858
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  775
   NAME  FLORIDA INSURED TRUST
   NUMBER  203
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,302,056
   INVESTMENTS-AT-VALUE     2,570,752
   RECEIVABLES        56,766
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,627,518
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        45,133
   TOTAL-LIABILITIES        45,133
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    24,637
   SHARES-COMMON-PRIOR    26,664
   ACCUMULATED-NII-CURRENT        13,694
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       130,714
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       268,696
   NET-ASSETS     2,582,385
   DIVIDEND-INCOME  0
   INTEREST-INCOME       152,960
   OTHER-INCOME  0
   EXPENSES-NET         5,044
   NET-INVESTMENT-INCOME       147,916
   REALIZED-GAINS-CURRENT        17,479
   APPREC-INCREASE-CURRENT        16,299
   NET-CHANGE-FROM-OPS       181,694
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       148,572
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED    10,363
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -174,103
   ACCUMULATED-NII-PRIOR        14,350
   ACCUMULATED-GAINS-PRIOR       113,235
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE CA 238
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925858
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  775
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  238
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,846,210
   INVESTMENTS-AT-VALUE     2,125,168
   RECEIVABLES        42,066
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,167,234
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        43,451
   TOTAL-LIABILITIES        43,451
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    20,057
   SHARES-COMMON-PRIOR    21,419
   ACCUMULATED-NII-CURRENT        11,275
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       213,610
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       278,958
   NET-ASSETS     2,123,783
   DIVIDEND-INCOME  0
   INTEREST-INCOME       127,887
   OTHER-INCOME  0
   EXPENSES-NET         4,439
   NET-INVESTMENT-INCOME       123,448
   REALIZED-GAINS-CURRENT        11,331
   APPREC-INCREASE-CURRENT        40,570
   NET-CHANGE-FROM-OPS       175,349
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       123,860
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED    14,943
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -90,566
   ACCUMULATED-NII-PRIOR        11,689
   ACCUMULATED-GAINS-PRIOR       202,278
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0